Supplemental Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

(3)   Supplemental Balance Sheet Information

Components of selected captions in the condensed consolidated balance sheets consisted of the following:

Inventory:

	March 31,	December 31,
	2025	2024
Raw materials	$765	$753
Sub-assemblies	1,043	1,024
Finished goods	724	683
Total inventory	$2,532	$2,460

Prepaid expenses and other current assets:

	March 31,	December 31,
	2025	2024
Prepaid insurance	$33	$281
Patents	16	14
Prepaid advertising and marketing	54	12
Taxes	27	41
Other current assets	284	—
Total prepaid expenses and other current assets	$414	$348

Accrued and other liabilities:

	March 31,	December 31,
	2025	2024
Payroll and benefits	$797	$694
Customer deposits	838	720
Taxes	211	30
Accrued professional	265	200
Other liabilities	47	44
Total accrued and other liabilities	$2,158	$1,688

(4)	Supplemental Balance Sheet Information

Inventory

	December 31,	December 31,
	2024	2023
Raw materials	$753	$1,020
Sub-assemblies	1,024	1,379
Finished goods	683	1,342
Total inventory	$2,460	$3,741

Prepaid expenses and other current assets:

	December 31,	December 31,
	2024	2023
Prepaid insurance	$281	$110
Patents	14	13
Prepaid advertising and marketing	12	41
Taxes	41	47
Other current assets	—	126
Total prepaid expenses and other current assets	$348	$337

Accrued and other liabilities:

	December 31,	December 31,
	2024	2023
Payroll and benefits	$694	$701
Accrued legal settlements	—	200
Customer deposits	720	639
Taxes	30	61
Accrued professional	200	155
Other liabilities	44	58
Total accrued and other liabilities	$1,688	$1,814